Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (17)	$ (24)	$ (27)
2017 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	0	(7)
2018 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	(2)	(8)
2019 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	3	(8)	(14)
2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(3)	(13)	0
2021 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (17)	$ 0	$ 0